CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Balances at January 1, 2014 at Dec. 31, 2013	$ 682,161	$ 577,076	$ 324,192	$ (31,281)	$ (187,826)
Balances at January 1, 2014 at Dec. 31, 2013		68,730,731			(11,197,685)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	65,000		65,000
Other comprehensive loss	9,872			9,872
Cash dividends declared:
Common stock at $0.64 per share in 2016, $0.64 per share in 2015, and $0.61 per share in 2014	$ (36,299)		(36,299)
Treasury Stock, Shares, Acquired	(40,255)				(40,255)
Treasury Stock, Value, Acquired, Cost Method	$ (697)				$ (697)
Stock Issued During Period, Shares, Acquisitions	3,657,937
Common stock issued in connection with business combinations	$ 60,429	$ (946)			$ 61,375
Excess tax benefit on share-based compensation	153	153
Exercise of stock options, net of shares purchased (in shares)					120,441
Exercise of stock options, net of shares purchased	681	(1,337)			$ 2,018
Restricted stock awards, net of forfeitures (in shares)					185,378
Restricted stock awards, net of forfeitures	(1,193)	(4,273)			$ 3,080
Share-based compensation expense	3,970	$ 3,970
Ending Balances (in shares) at Dec. 31, 2014		68,730,731			(7,274,184)
Ending Balances at Dec. 31, 2014	784,077	$ 574,643	352,893	(21,409)	$ (122,050)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	75,063		75,063
Other comprehensive loss	(9,171)			(9,171)
Cash dividends declared:
Common stock at $0.64 per share in 2016, $0.64 per share in 2015, and $0.61 per share in 2014	$ (39,410)		(39,410)
Treasury Stock, Shares, Acquired	(239,967)				(239,967)
Treasury Stock, Value, Acquired, Cost Method	$ (4,498)				$ (4,498)
Adjustments to Additional Paid in Capital, Other	13	(975)			$ 988
Stock Issued During Period, Shares, Other					58,812
Common stock issued in connection with business combinations	0
Excess tax benefit on share-based compensation	146	146
Exercise of stock options, net of shares purchased (in shares)					62,261
Exercise of stock options, net of shares purchased	679	(367)			$ 1,046
Restricted stock awards, net of forfeitures (in shares)					304,027
Restricted stock awards, net of forfeitures	(1,266)	(6,341)			$ 5,075
Share-based compensation expense	4,049	$ 4,049
Ending Balances (in shares) at Dec. 31, 2015		68,730,731			(7,089,051)
Ending Balances at Dec. 31, 2015	809,376	$ 571,155	388,240	(30,580)	$ (119,439)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accounting changes FASB ASU 2014-01 adjustment	(306)		(306)
Net income	88,526		88,526
Other comprehensive loss	2,137			2,137
Cash dividends declared:
Common stock at $0.64 per share in 2016, $0.64 per share in 2015, and $0.61 per share in 2014	$ (39,578)		(39,578)
Treasury Stock, Shares, Acquired	0
Adjustments to Additional Paid in Capital, Other	$ 0	(1,507)			$ 1,507
Stock Issued During Period, Shares, Other					89,383
Common stock issued in connection with business combinations	0
Excess tax benefit on share-based compensation	$ 264	264
Exercise of stock options, net of shares purchased (in shares)	126,591				65,515
Exercise of stock options, net of shares purchased	$ 726	(379)			$ 1,105
Restricted stock awards, net of forfeitures (in shares)					182,974
Restricted stock awards, net of forfeitures	(1,581)	(4,505)			$ 2,924
Share-based compensation expense	5,354	$ 5,354
Ending Balances (in shares) at Dec. 31, 2016		68,730,731			(6,751,179)
Ending Balances at Dec. 31, 2016	$ 865,224	$ 570,382	$ 437,188	$ (28,443)	$ (113,903)